Aristotle Core Bond Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 38.5%	Par	Value
Communications - 1.6%
AT&T, Inc., 3.50%, 09/15/2053	$450,000	$301,379
Beignet Investor LLC, 6.58%, 05/30/2049 (a)	500,000	528,704
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 06/01/2041	200,000	142,434
Comcast Corp., 6.05%, 05/15/2055 (b)	225,000	222,479
T-Mobile USA, Inc., 5.30%, 05/15/2035	250,000	256,432
Verizon Communications, Inc.
5.25%, 04/02/2035	200,000	203,350
5.00%, 01/15/2036	500,000	495,949
3.40%, 03/22/2041	600,000	470,391
		2,621,118

Consumer Discretionary - 0.7%
Amazon.com, Inc.
4.65%, 11/20/2035	350,000	348,721
5.45%, 11/20/2055	400,000	390,693
Ford Motor Credit Co. LLC, 4.54%, 08/01/2026	200,000	199,777
Hyundai Capital America, 4.85%, 03/25/2027 (a)	50,000	50,469
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (a)	100,000	102,265
		1,091,925

Consumer Staples - 1.8%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039	550,000	569,998
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 05/15/2032	200,000	179,656
6.75%, 03/15/2034	100,000	110,543
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (a)	600,000	631,493
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035	250,000	250,591
Mars, Inc., 5.20%, 03/01/2035 (a)	1,100,000	1,131,014
		2,873,295

Energy - 2.1%
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (a)	550,000	555,847
Energy Transfer LP, 5.70%, 04/01/2035	700,000	724,963
MPLX LP, 5.00%, 01/15/2033	450,000	452,563
ONEOK, Inc., 4.95%, 10/15/2032	550,000	552,704
Plains All American Pipeline LP / PAA Finance Corp., 5.60%, 01/15/2036	600,000	607,284
Targa Resources Corp., 6.50%, 03/30/2034	400,000	436,705
Western Midstream Operating LP, 4.80%, 03/01/2031	100,000	99,983
		3,430,049

Financials - 24.3%
Agree LP, 5.60%, 06/15/2035	300,000	315,006
Allianz SE, 6.55% to 04/30/2034 then 5 yr. CMT Rate + 2.32%, Perpetual (a)	200,000	208,426
American International Group, Inc., 5.45%, 05/07/2035	470,000	489,781
Arthur J Gallagher & Co., 5.15%, 02/15/2035	350,000	353,889
Aspen Insurance Holdings Ltd., 5.75%, 07/01/2030	357,000	372,467
Athene Global Funding, 5.54%, 08/22/2035 (a)	150,000	150,577
Athene Holding Ltd., 6.63%, 05/19/2055	375,000	382,222
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/2030 (a)	500,000	501,930
Aviation Capital Group LLC, 5.13%, 04/10/2030 (a)	50,000	50,790
Avolon Holdings Funding Ltd.
5.38%, 05/30/2030 (a)	250,000	256,956
4.90%, 10/10/2030 (a)	300,000	301,722
Banco Mercantil del Norte SA/Grand Cayman, 8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual (a)	500,000	532,164
Banco Santander SA
4.55%, 11/06/2030	400,000	400,523
5.13%, 11/06/2035	400,000	400,014
Bank of America Corp.
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	1,150,000	1,199,705
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	450,000	395,036
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	300,000	282,598
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	400,000	416,253
Barclays PLC, 5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036	250,000	261,792
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, 7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035 (a)	400,000	421,000
BNP Paribas SA
5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033 (a)	600,000	630,425
6.88% to 12/15/2033 then 5 yr. CMT Rate + 2.85%, Perpetual (a)	600,000	602,854
BPCE SA, 5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (a)	250,000	256,742
Brixmor Operating Partnership LP
5.50%, 02/15/2034	200,000	206,654
5.75%, 02/15/2035	450,000	472,997
Broadstone Net Lease LLC
2.60%, 09/15/2031	200,000	177,270
5.00%, 11/01/2032	300,000	301,215
Brown & Brown, Inc., 5.55%, 06/23/2035	300,000	307,802
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	500,000	522,124
CBRE Services, Inc., 4.90%, 01/15/2033	150,000	150,776
Citigroup, Inc.
6.63% to 02/15/2031 then 5 yr. CMT Rate + 3.00%, Perpetual	225,000	228,753
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031	800,000	817,414
5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036	300,000	302,936
Cooperatieve Rabobank UA, 1.98% to 12/15/2026 then 1 yr. CMT Rate + 0.73%, 12/15/2027 (a)	250,000	245,101
Credit Agricole SA
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033 (a)	350,000	349,673
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036 (a)	400,000	422,169
Extra Space Storage LP, 5.40%, 02/01/2034	300,000	308,606
Fairfax Financial Holdings Ltd., 5.75%, 05/20/2035	250,000	260,146
First Industrial LP, 5.25%, 01/15/2031	500,000	510,585
Fiserv, Inc., 3.50%, 07/01/2029	250,000	242,544
Global Payments, Inc., 5.55%, 11/15/2035	500,000	497,162
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	450,000	408,330
5.25%, 02/15/2033	500,000	502,221
Goldman Sachs Group, Inc.
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	200,000	198,896
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	350,000	361,568
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	1,700,000	1,765,369
High Street Funding Trust III, 5.81%, 02/15/2055 (a)	750,000	747,709
Host Hotels & Resorts LP, 5.70%, 07/01/2034	250,000	259,001
HSBC Holdings PLC
5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	300,000	311,111
5.45% to 03/03/2035 then SOFR + 1.56%, 03/03/2036	1,200,000	1,238,605
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	150,000	156,668
JPMorgan Chase & Co.
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	2,100,000	2,204,066
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	600,000	620,899
Kilroy Realty LP
5.88%, 10/15/2035	400,000	402,032
6.25%, 01/15/2036	250,000	258,573
Kite Realty Group LP
4.95%, 12/15/2031	400,000	407,176
5.20%, 08/15/2032	150,000	153,575
LPL Holdings, Inc.
5.15%, 06/15/2030	450,000	459,148
5.75%, 06/15/2035	300,000	308,982
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052 (a)	450,000	434,825
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	200,000	211,026
Mitsubishi UFJ Financial Group, Inc., 5.19% to 09/12/2035 then 1 yr. CMT Rate + 0.93%, 09/12/2036	400,000	406,557
Morgan Stanley
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	500,000	531,533
5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	1,700,000	1,785,502
Nordea Bank Abp, 6.75% to 11/10/2033 then 5 yr. CMT Rate + 2.72%, Perpetual (a)	400,000	411,780
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (a)	500,000	388,930
6.17%, 05/29/2055 (a)	400,000	424,905
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035 (a)	250,000	264,083
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035	450,000	445,240
Piedmont Operating Partnership LP, 5.63%, 01/15/2033	350,000	353,771
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	500,000	566,114
Rocket Cos., Inc., 6.13%, 08/01/2030 (a)	175,000	180,994
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029 (a)	300,000	310,515
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (a)	600,000	600,468
Sumitomo Mitsui Financial Group, Inc., 5.25% to 07/08/2035 then SOFR + 1.50%, 07/08/2036	500,000	512,374
Toronto-Dominion Bank, 6.35% to 10/31/2030 then 5 yr. CMT Rate + 2.72%, 10/31/2085	400,000	407,132
UBS Group AG
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (a)	550,000	595,236
4.40% to 09/23/2030 then SOFR + 1.06%, 09/23/2031 (a)	400,000	398,171
Ventas Realty LP, 5.00%, 02/15/2036	450,000	447,252
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (a)	100,000	99,844
4.13%, 08/15/2030 (a)	750,000	727,640
Wells Fargo & Co.
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	650,000	664,294
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	1,250,000	1,310,662
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	500,000	516,744
Willis North America, Inc., 5.15%, 03/15/2036	350,000	350,166
		39,616,486

Health Care - 1.3%
Amgen, Inc.
5.25%, 03/02/2033	100,000	103,546
3.15%, 02/21/2040	100,000	78,906
CVS Health Corp., 5.45%, 09/15/2035	350,000	358,395
HCA, Inc., 4.90%, 11/15/2035	250,000	246,682
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	400,000	397,391
Universal Health Services, Inc., 4.63%, 10/15/2029	550,000	553,062
VSP Optical Group, Inc., 5.45%, 12/01/2035 (a)	300,000	302,110
		2,040,092

Industrials - 1.3%
BAE Systems PLC, 5.30%, 03/26/2034 (a)	500,000	517,957
Boeing Co., 6.53%, 05/01/2034	450,000	498,020
HEICO Corp., 5.35%, 08/01/2033	500,000	519,362
nVent Finance Sarl, 2.75%, 11/15/2031	250,000	225,680
Weir Group, Inc., 5.35%, 05/06/2030 (a)	400,000	411,172
		2,172,191

Technology - 1.6%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	500,000	490,997
Fair Isaac Corp., 6.00%, 05/15/2033 (a)	235,000	242,128
Foundry JV Holdco LLC, 5.88%, 01/25/2034 (a)	400,000	411,162
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	300,000	273,977
Oracle Corp.
4.45%, 09/26/2030	450,000	440,352
5.20%, 09/26/2035	550,000	527,142
Roper Technologies, Inc., 4.90%, 10/15/2034	250,000	249,542
		2,635,300

Utilities - 3.8%
AEP Transmission Co. LLC, 5.38%, 06/15/2035	550,000	568,677
AES Corp., 5.80%, 03/15/2032	750,000	769,584
American Electric Power Co., Inc., 5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	500,000	496,603
DTE Electric Co., 5.25%, 05/15/2035	300,000	308,507
DTE Energy Co., 5.85%, 06/01/2034	150,000	160,042
Duke Energy Corp., 4.95%, 09/15/2035	100,000	99,216
Nevada Power Co., 5.90%, 05/01/2053	550,000	553,998
NiSource, Inc., 5.35%, 04/01/2034	500,000	516,669
Northern States Power Co./MN, 5.05%, 05/15/2035	500,000	509,856
Oncor Electric Delivery Co. LLC, 5.55%, 06/15/2054	400,000	388,549
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	50,000	50,999
RWE Finance US LLC, 5.13%, 09/18/2035 (a)	500,000	497,384
Southwestern Electric Power Co., 5.30%, 04/01/2033	250,000	256,974
Virginia Electric and Power Co., 5.55%, 08/15/2054	450,000	436,588
Vistra Operations Co. LLC, 5.70%, 12/30/2034 (a)	600,000	619,729
		6,233,375
TOTAL CORPORATE BONDS (Cost $61,651,493)		62,713,831

U.S. TREASURY SECURITIES - 21.9%	Par	Value
United States Treasury Note/Bond
3.38%, 05/15/2033	100,000	96,156
3.88%, 08/15/2034	1,000,000	984,824
4.63%, 02/15/2035	16,535,000	17,167,012
4.25%, 05/15/2035	5,480,000	5,526,666
4.25%, 08/15/2035	3,375,000	3,399,785
4.00%, 11/15/2035	2,700,000	2,661,398
1.75%, 08/15/2041	125,000	84,387
3.00%, 11/15/2044	250,000	193,418
1.88%, 02/15/2051	500,000	279,561
1.88%, 11/15/2051	150,000	82,963
2.25%, 02/15/2052	500,000	303,535
2.88%, 05/15/2052	500,000	349,521
4.63%, 02/15/2055	3,435,000	3,309,676
4.75%, 05/15/2055	350,000	344,012
4.75%, 08/15/2055	900,000	885,094
TOTAL U.S. TREASURY SECURITIES (Cost $35,736,576)		35,668,008

MORTGAGE-BACKED SECURITIES - 17.8%	Par	Value
Federal Home Loan Mortgage Corp.
Pool SD6650, 4.50%, 10/01/2054	762,968	747,338
Pool SD8244, 4.00%, 09/01/2052	2,073,969	1,980,434
Pool SD8367, 5.50%, 10/01/2053	197,840	201,076
Pool SD8447, 6.00%, 07/01/2054	989,218	1,016,298
Pool SD8496, 6.00%, 01/01/2055	1,013,788	1,041,508
Pool SD8507, 6.00%, 02/01/2055	801,969	823,931
Pool SD8523, 5.00%, 04/01/2055	283,666	283,124
Pool SD8532, 5.00%, 05/01/2055	1,441,536	1,438,745
Federal National Mortgage Association
Pool CB9327, 5.50%, 10/01/2054	616,567	639,063
Pool FA0625, 5.00%, 02/01/2055	1,011,086	1,011,164
Pool FS6598, 3.50%, 08/01/2052	851,789	790,329
Pool MA4783, 4.00%, 10/01/2052	523,491	499,112
Pool MA5027, 4.00%, 05/01/2053	1,079,564	1,029,333
Pool MA5139, 6.00%, 09/01/2053	353,962	364,347
Pool MA5341, 4.00%, 04/01/2054	516,576	490,438
Pool MA5528, 4.00%, 11/01/2054	993,375	943,108
Pool MA5529, 4.50%, 11/01/2054	1,030,616	1,006,948
Pool MA5530, 5.00%, 11/01/2054	1,382,739	1,380,562
Pool MA5643, 4.00%, 03/01/2055	1,054,643	1,001,270
Pool MA5665, 3.50%, 03/01/2055	487,201	451,788
Pool MA5670, 4.00%, 04/01/2055	240,764	228,579
Pool MA5699, 5.00%, 05/01/2055	1,437,762	1,434,979
Pool MA5760, 5.50%, 07/01/2055	944,518	958,231
Ginnie Mae II Pool
Pool MA7650, 3.00%, 10/20/2051	966,287	869,971
Pool MA7706, 3.00%, 11/20/2051	1,006,829	906,472
Pool MA8346, 4.00%, 10/20/2052	2,819,334	2,683,474
Pool MA9848, 4.00%, 08/20/2054	1,428,227	1,354,924
Pool MB0090, 4.50%, 12/20/2054	263,182	256,769
Pool MB0091, 5.00%, 12/20/2054	292,284	292,094
Pool MB0145, 4.50%, 01/20/2055	305,267	297,827
Pool MB0147, 5.50%, 01/20/2055	296,839	300,233
Pool MB0204, 5.00%, 02/20/2055	330,848	330,473
Pool MB0256, 4.00%, 03/20/2055	342,929	324,273
Pool MB0257, 4.50%, 03/20/2055	308,677	301,058
Pool MB0259, 5.50%, 03/20/2055	212,174	214,736
Pool MB0305, 4.00%, 04/20/2055	1,232,912	1,165,551
TOTAL MORTGAGE-BACKED SECURITIES (Cost $28,602,972)		29,059,560

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.6%	Par	Value
Angel Oak Mortgage Trust LLC
Series 2025-10, Class A1, 4.96%, 09/25/2070 (a)(c)	485,799	486,703
Series 2025-13, Class A1, 4.93%, 10/25/2070 (a)(d)	750,000	751,874
Series 2025-3, Class A1, 5.42%, 03/25/2070 (a)(d)	127,940	128,882
Series 2025-4, Class A1, 5.86%, 04/25/2070 (a)(d)	256,767	260,051
Series 2025-6, Class A1, 5.52%, 04/25/2070 (a)(d)	592,850	598,493
Series 2025-7, Class A1, 5.51%, 06/25/2070 (a)(d)	376,737	380,708
Series 2025-8, Class A1, 5.41%, 07/25/2070 (a)(d)	423,512	427,066
Series 2025-9, Class A1, 5.14%, 08/25/2070 (a)(d)	531,779	534,145
BRAVO Residential Funding Trust
Series 2023-NQM4, Class A1, 6.44%, 05/25/2063 (a)(d)	59,845	60,088
Series 2024-NQM5, Class A1, 5.80%, 06/25/2064 (a)(d)	156,113	157,560
Series 2024-NQM6, Class A1, 5.41%, 08/01/2064 (a)(d)	591,457	594,706
Series 2025-NQM3, Class A1, 5.57%, 03/25/2065 (a)(d)	253,307	255,650
Series 2025-NQM4, Class A1, 5.61%, 02/25/2065 (a)(d)	166,278	168,169
Series 2025-NQM5, Class A1, 5.50%, 02/25/2065 (a)(c)	410,472	414,115
Series 2025-NQM7, Class A1, 5.46%, 07/25/2065 (a)(c)	325,047	328,175
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.48%, 04/15/2042 (a)(c)	100,000	102,606
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (a)(d)	686,457	691,731
COLT Funding LLC
Series 2023-3, Class A1, 7.18%, 09/25/2068 (a)(d)	286,896	290,285
Series 2025-3, Class A1, 5.35%, 03/25/2070 (a)(d)	100,356	100,976
Cross Mortgage Trust, Series 2025-H4, Class A1, 5.60%, 06/25/2070 (a)(c)	576,129	581,835
Federal Home Loan Mortgage Corp.
Series 2025-2, Class A1, 3.00%, 10/25/2035	390,204	366,771
Series K-159, Class A2, 4.50%, 07/25/2033 (c)	1,000,000	1,010,023
Series K756, Class A2, 4.96%, 05/25/2031	1,500,000	1,556,790
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MA, 3.50%, 07/25/2058	832,045	814,551
Series 2021-3, Class MA, 2.00%, 03/25/2061	211,681	185,754
Series 2025-1, Class MTU, 3.25%, 11/25/2064	189,730	165,236
GCAT, Series 2025-NQM1, Class A1, 5.37%, 11/25/2069 (a)(d)	404,929	407,848
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1, 5.65%, 06/25/2065 (a)(d)	290,219	293,416
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/2040 (a)(c)	325,000	337,233
JP Morgan Mortgage Trust
Series 2025-NQM1, Class A1, 5.59%, 06/25/2065 (a)(d)	166,048	167,634
Series 2025-NQM2, Class A1, 5.57%, 09/25/2065 (a)(c)	228,598	230,809
LHOME Mortgage Trust, Series 2025-RTL2, Class A1, 5.61%, 04/25/2040 (a)(c)	500,000	504,066
MFRA Trust
Series 2024-NQM3, Class A1, 5.72%, 12/25/2069 (a)(d)	794,362	801,162
Series 2025-NQM2, Class A1, 5.68%, 05/27/2070 (a)(d)	562,595	567,740
Onslow Bay Mortgage Loan Trust
Series 2023-NQM7, Class A1, 6.84%, 04/25/2063 (a)(d)	788,659	796,249
Series 2024-NQM11, Class A1, 5.88%, 06/25/2064 (a)(d)	147,506	149,028
Series 2025-NQM1, Class A1, 5.55%, 12/25/2064 (a)(c)	840,594	848,097
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065 (a)(d)	430,540	434,360
Series 2025-NQM13, Class A1, 5.44%, 05/25/2065 (a)(c)	434,419	438,526
Series 2025-NQM14, Class A1, 5.16%, 07/25/2065 (a)(d)	136,335	137,049
Series 2025-NQM18, Class A1, 5.06%, 09/25/2065 (a)(c)	288,715	289,844
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064 (a)(d)	288,864	291,920
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055 (a)(d)	197,173	198,670
Series 2025-NQM6, Class A1, 5.60%, 03/25/2065 (a)(d)	236,183	238,641
Series 2025-NQM7, Class A1, 5.56%, 05/25/2055 (a)(d)	245,878	248,352
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060 (a)(d)	216,041	217,723
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	620,000	637,514
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (a)	100,000	89,513
Velocity Commercial Capital Loan Trust, Series 2025-5, Class A, 5.32%, 12/25/2055 (a)(c)	100,000	100,412
Verus Securitization Trust, Series 2025-R2, Class A1, 5.09%, 07/25/2067 (a)(c)	750,000	752,261
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,470,797)		20,591,010

ASSET-BACKED SECURITIES - 6.5%	Par	Value
Bank of America Auto Trust, Series 2025-1A, Class A4, 4.47%, 11/20/2031 (a)	450,000	455,067
Carvana Auto Receivables Trust
Series 2022-N1, Class D, 4.13%, 12/11/2028 (a)	135,065	134,256
Series 2024-N2, Class C, 5.82%, 09/10/2030 (a)	400,000	408,299
CPS Auto Trust, Series 2025-B, Class B, 4.79%, 11/15/2029 (a)	500,000	500,919
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032 (a)	81,898	83,144
Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.76%, 09/15/2028	261,147	264,572
FHF Trust, Series 2024-2A, Class B, 5.97%, 06/15/2030 (a)	300,000	299,049
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64%, 07/16/2029 (a)	150,000	150,293
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87%, 08/15/2036 (a)(d)	200,000	205,241
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97%, 10/15/2029 (a)	800,000	805,911
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036 (a)	100,000	105,007
GreenSky LLC
Series 2025-2A, Class A3, 5.02%, 06/25/2060 (a)	100,000	101,449
Series 2025-3A, Class A2, 4.59%, 12/27/2060 (a)	250,000	250,174
Landmark Infrastructure Partners LP, Series 2025-1A, Class A, 5.52%, 09/15/2055 (a)	150,000	151,579
Marriott Vacations Worldwide Corp., Series 2022-1A, Class A, 4.15%, 11/21/2039 (a)	679,584	677,254
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (a)	159,584	157,025
Series 2020-2A, Class A1A, 1.32%, 08/26/2069 (a)	91,890	81,364
Series 2021-1A, Class A1A, 1.31%, 12/26/2069 (a)	113,354	96,861
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	68,735	63,137
Series 2024-A, Class A, 5.66%, 10/15/2072 (a)	767,891	786,776
Series 2025-A, Class A, 5.02%, 07/15/2055 (a)	178,545	180,565
Series 2025-B, Class A, 4.72%, 09/15/2055 (a)	94,394	94,167
Nelnet Student Loan Trust, Series 2025-DA, Class A1A, 4.65%, 08/20/2054 (a)	200,000	198,863
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class C, 4.19%, 11/14/2028 (a)	124,000	123,776
OWN Tactical Equipment I LLC, Series 2025-1M, Class A, 5.48%, 09/26/2033 (a)	279,125	281,793
REDAPTIVE EAAS ISSUER LLC, Series 2025-1A, Class A, 5.94%, 03/25/2042 (a)	100,000	100,248
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 01/20/2037 (a)	92,940	93,037
SMB Private Education Loan Trust
Series 2021-A, Class APT2, 1.07%, 01/15/2053 (a)	80,860	72,909
Series 2022-B, Class A1A, 3.94%, 02/16/2055 (a)	604,760	591,213
Series 2023-B, Class A1A, 4.99%, 10/16/2056 (a)	385,067	386,467
Series 2024-A, Class A1A, 5.24%, 03/15/2056 (a)	588,583	598,898
Series 2024-D, Class A1A, 5.38%, 07/15/2053 (a)	391,691	399,236
Series 2025-A, Class A1A, 5.13%, 04/15/2054 (a)	558,623	565,491
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047 (a)	245,321	213,368
Toyota Auto Loan Extended Note Trust
Series 2023-1A, Class A, 4.93%, 06/25/2036 (a)	250,000	255,808
Series 2025-1A, Class A, 4.65%, 05/25/2038 (a)	250,000	254,682
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/2047 (a)	100,000	100,089
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032 (a)	250,000	258,290
TOTAL ASSET-BACKED SECURITIES (Cost $10,489,188)		10,546,277

COLLATERALIZED LOAN OBLIGATIONS - 1.2%	Par	Value
Basswood Park CLO Ltd., Series 2021-1A, Class BR, 5.38% (3 mo. Term SOFR + 1.50%), 04/20/2034 (a)	250,000	250,748
Buttermilk Park CLO, Series 2018-1A, Class A1R, 4.98% (3 mo. Term SOFR + 1.08%), 10/15/2031 (a)	127,642	127,660
CarVal CLO, Series 2018-1A, Class AR, 5.12% (3 mo. Term SOFR + 1.23%), 07/16/2031 (a)	587,124	588,003
Magnetite CLO Ltd., Series 2019-22A, Class ARR, 5.15% (3 mo. Term SOFR + 1.25%), 07/15/2036 (a)	250,000	250,713
Palmer Square CLO Ltd., Series 2015-1A, Class A1A5, 4.92% (3 mo. Term SOFR + 1.05%), 05/21/2034 (a)	250,000	250,121
Unity-Peace Park CLO Ltd., Series 2022-1A, Class A2, 5.63% (3 mo. Term SOFR + 1.75%), 04/20/2035 (a)	425,000	426,420
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,889,856)		1,893,665

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%	Shares	Value
Money Market Funds - 0.1%
GS Financial Square Government Fund - Institutional Class, 3.67% (e)	228,018	228,018
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $228,018)		228,018

TOTAL INVESTMENTS - 98.6% (Cost $159,068,900)		160,700,369
Money Market Deposit Account - 0.6% (f)		987,332
Other Assets in Excess of Liabilities - 0.8%		1,228,544
TOTAL NET ASSETS - 100.0%		$162,916,245

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $45,831,983 or 28.1% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $223,203.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(d)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$62,713,831	$–	$62,713,831
U.S. Treasury Securities	–	35,668,008	–	35,668,008
Mortgage-Backed Securities	–	29,059,560	–	29,059,560
Collateralized Mortgage Obligations	–	20,591,010	–	20,591,010
Asset-Backed Securities	–	10,546,277	–	10,546,277
Collateralized Loan Obligations	–	1,893,665	–	1,893,665
Investments Purchased with Proceeds from Securities Lending	228,018	–	–	228,018
Total Investments	$228,018	$160,472,351	$–	$160,700,369

Refer to the Schedule of Investments for further disaggregation of investment categories.